Net Loss per Share Attributable to Common Stockholders - Schedule of Basic and Diluted Loss Per Share Attributable to Common Stockholders (Details) - USD ($)		3 Months Ended		9 Months Ended		12 Months Ended
		Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Numerator:
Net income (loss) attributable to T Stamp Inc.		$ (1,255,915)	$ (35,162)	$ (6,532,845)	$ (4,752,980)	$ (7,637,642)	$ (12,091,540)
Denominator:
Weighted average shares used in computing net loss per share attributable to common stockholders, basic (in shares)	[1]	1,181,150	543,708	891,211	443,880	475,171	315,518
Weighted average shares used in computing net loss per share attributable to common stockholders, diluted (in shares)	[1]	1,181,150	543,708	891,211	443,880	475,171	315,518
Net loss per share attributable to common stockholders, basic (in dollars per share)	[1]	$ (1.06)	$ (0.06)	$ (7.33)	$ (10.71)	$ (16.07)	$ (38.32)
Net loss per share attributable to common stockholders, diluted (in dollars per share)	[1]	$ (1.06)	$ (0.06)	$ (7.33)	$ (10.71)	$ (16.07)	$ (38.32)

[1]	After giving effect to the 15 for 1 reverse stock split effected on January 6, 2025.